BETTER 10K - GOODWILL AND INTERNAL USE SOFTWARE AND OTHER INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	In connection with this acquisition, the Company recognized the following assets and liabilities:(Amounts in thousands)As of Acquisition DateCash and cash equivalents$283 Property and equipment20 Indefinite lived intangibles - Licenses1,186 Goodwill1,741 Other assets (1)65 Accounts payable and accrued expenses (1)(161)Other liabilities (1)(193)Net assets acquired$2,941 __________________(1)Carrying value approximates fair value given their short-term maturity periodsIn connection with this acquisition, the Company recognized the following assets and liabilities:(Amounts in thousands)As of Acquisition DateCash and cash equivalents$2,907 Accounts receivable (1)60 Short-term investments8,729 Other assets7,530 Property and equipment83 Finite lived intangibles854 Indefinite lived intangibles - Licenses31 Goodwill12,300 Accounts payable and accrued expenses (1)(248)Customer deposits(12,374)Other liabilities (1)(586)Net assets acquired$19,286 __________________(1)Carrying value approximates fair value given their short-term maturity periods In connection with this acquisition, the Company recognized the following assets and liabilities:(Amounts in thousands)As of Acquisition DateCash and cash equivalents$781 Finite lived intangibles - Intellectual property and other3,943 Indefinite lived intangibles - Licenses and other277 Goodwill3,317 Other assets (1)2,088 Accounts payable and accrued expenses (1)(5,512)Other liabilities (1)(3,510)Total recognized assets and liabilities$1,384 __________________(1)Carrying value approximates fair value given their short-term maturity periodsIn connection with this acquisition, the Company recognized the following assets and liabilities:(Amounts in thousands)As of Acquisition DateCash and cash equivalents$1,739 Finite lived intangibles - Intellectual property and other2,601 Indefinite lived intangibles - Licenses and other1,038 Goodwill4,420 Other assets (1)1,478 Accounts payable and accrued expenses (1)(1,172)Total recognized assets and liabilities$10,104 __________________(1)Carrying value approximates fair value given their short-term maturity periods
Schedule of Goodwill	Changes in the carrying amount of goodwill, net consisted of the following:Six Months Ended June 30,(Amounts in thousands)20232022Balance at beginning of period$18,525 $19,811 Goodwill acquired—Goodholm & Birmingham 14,041 — Effect of foreign currency exchange rate changes734 (889)Balance at end of period$33,300 $18,922 Changes in the carrying amount of goodwill, net consisted of the following:Year Ended December 31,(Amounts in thousands)20222021Balance at beginning of year$19,811 $10,995 Goodwill acquired (Trussle and LHE)— 7,737 Measurement period adjustment(375)1,269 Effect of foreign currency exchange rate changes(911)(190)Balance at end of year$18,525 $19,811
Schedule of Indefinite-Lived Intangible Assets	Internal use software and other intangible assets, net consisted of the following:As of June 30, 2023(Amounts in thousands, except useful lives)Weighted Average Useful Lives (in years)Gross Carrying ValueAccumulated AmortizationNet Carrying ValueIntangible assets with finite livesInternal use software and website development3.0$131,048 $(85,711)$45,337 Intellectual property and other6.24,475 (1,245)3,230 Total Intangible assets with finite lives, net135,523 (86,956)48,567 Intangible assets with indefinite lives Domain name1,820 — 1,820 Licenses and other2,495 — 2,495 Total Internal use software and other intangible assets, net$139,838 $(86,956)$52,882 As of December 31, 2022(Amounts in thousands, except useful lives)Weighted Average Useful Lives (in years)Gross Carrying ValueAccumulated AmortizationNet Carrying ValueIntangible assets with finite livesInternal use software and website development3.0$123,734 $(67,319)$56,416 Intellectual property and other7.53,449 (838)2,611 Total Intangible assets with finite lives, net127,184 (68,157)59,026 Intangible assets with indefinite livesDomain name1,820 — 1,820 Licenses and other1,150 — 1,150 Total Internal use software and other intangible assets, net$130,153 $(68,157)$61,996 Internal use software and other intangible assets, net consisted of the following:As of December 31, 2022(Amounts in thousands, except useful lives)Weighted Average Useful Lives (in years)Gross Carrying ValueAccumulated AmortizationNet Carrying ValueIntangible assets with finite livesInternal use software and website development3.0$123,734 $(67,319)$56,416 Intellectual property and other7.53,449 (838)2,611 Total Intangible assets with finite lives, net127,184 (68,157)59,026 Intangible assets with indefinite lives Domain name1,820 — 1,820 Licenses and other1,150 — 1,150 Total Internal use software and other intangible assets, net$130,153 $(68,157)$61,996 As of December 31, 2021(Amounts in thousands, except useful lives)Weighted Average Useful Lives (in years)Gross Carrying ValueAccumulated AmortizationNet Carrying ValueIntangible assets with finite livesInternal use software and website development3.0$96,155 $(32,832)$63,323 Intellectual property and other7.56,384 (320)6,064 Total Intangible assets with finite lives, net102,539 (33,152)69,387 Intangible assets with indefinite livesDomain name1,820 — 1,820 Licenses and other1,282 — 1,282 Total Internal use software and other intangible assets, net$105,641 $(33,152)$72,489
Schedule of Finite-Lived Intangible Assets	Internal use software and other intangible assets, net consisted of the following:As of June 30, 2023(Amounts in thousands, except useful lives)Weighted Average Useful Lives (in years)Gross Carrying ValueAccumulated AmortizationNet Carrying ValueIntangible assets with finite livesInternal use software and website development3.0$131,048 $(85,711)$45,337 Intellectual property and other6.24,475 (1,245)3,230 Total Intangible assets with finite lives, net135,523 (86,956)48,567 Intangible assets with indefinite lives Domain name1,820 — 1,820 Licenses and other2,495 — 2,495 Total Internal use software and other intangible assets, net$139,838 $(86,956)$52,882 As of December 31, 2022(Amounts in thousands, except useful lives)Weighted Average Useful Lives (in years)Gross Carrying ValueAccumulated AmortizationNet Carrying ValueIntangible assets with finite livesInternal use software and website development3.0$123,734 $(67,319)$56,416 Intellectual property and other7.53,449 (838)2,611 Total Intangible assets with finite lives, net127,184 (68,157)59,026 Intangible assets with indefinite livesDomain name1,820 — 1,820 Licenses and other1,150 — 1,150 Total Internal use software and other intangible assets, net$130,153 $(68,157)$61,996 Internal use software and other intangible assets, net consisted of the following:As of December 31, 2022(Amounts in thousands, except useful lives)Weighted Average Useful Lives (in years)Gross Carrying ValueAccumulated AmortizationNet Carrying ValueIntangible assets with finite livesInternal use software and website development3.0$123,734 $(67,319)$56,416 Intellectual property and other7.53,449 (838)2,611 Total Intangible assets with finite lives, net127,184 (68,157)59,026 Intangible assets with indefinite lives Domain name1,820 — 1,820 Licenses and other1,150 — 1,150 Total Internal use software and other intangible assets, net$130,153 $(68,157)$61,996 As of December 31, 2021(Amounts in thousands, except useful lives)Weighted Average Useful Lives (in years)Gross Carrying ValueAccumulated AmortizationNet Carrying ValueIntangible assets with finite livesInternal use software and website development3.0$96,155 $(32,832)$63,323 Intellectual property and other7.56,384 (320)6,064 Total Intangible assets with finite lives, net102,539 (33,152)69,387 Intangible assets with indefinite livesDomain name1,820 — 1,820 Licenses and other1,282 — 1,282 Total Internal use software and other intangible assets, net$105,641 $(33,152)$72,489
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Amortization expense related to intangible assets as of December 31, 2022 is expected to be as follows:(Amounts in thousands)Total2023$34,554 202420,338 20253,296 2026574 2027 and thereafter264 Total$59,026